Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Lease Liabilities

As of December 31, 2025 and 2024, lease liabilities consist of the following:

	As of December 31,
	2025	2024
Operating lease liabilities – current portion	$501,597	$48,841
Operating lease liabilities – non-current portion	1,580,015	4,577
Total	$2,081,612	$53,418

A summary of lease cost recognized in the Group’s consolidated statements of income and supplemental cash flow information related to operating leases is as follows:

	Years Ended December 31,
	2025	2024	2023
Total operating lease expense	$139,426	$45,767	$—
ROU assets obtained in exchange for operating lease liabilities	2,140,510	95,174	—
Cash paid for operating leases	139,420	45,767	—

Other lease information is as follows:

	As of December 31,
	2025	2024
Weighted-average remaining lease term – operating leases	4.6 years	1.1 years
Weighted-average discount rate (%)	5.2%	5.25%

Schedule of Future Minimum Payments Under Operating Leases

The following is a schedule of future minimum payments under operating leases as of December 31, 2025:

December 31, 2025
Year ending December 31, 2026	$598,802
Year ending December 31, 2027	487,988
Year ending December 31, 2028	422,000
Year ending December 31, 2029	419,359
Year ending December 31, 2030	419,359
Total undiscounted lease obligations	2,347,508
Less: imputed interest	(265,896)
Lease liabilities recognized in the consolidated balance sheet	$2,081,612